Note 8 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)		Nov. 30, 2021	Nov. 30, 2020
Statement Line Items [Line Items]
Current trade payables	[1]	$ 658,097	$ 923,197
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Current trade payables		$ 53,339	$ 314,123

[1]	Trade payables at November 30, 2021 include $53,339 due to certain key management personnel for expenses incurred on behalf of the Company ( November 30, 2020 - $314,123).